DIRECT OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Direct Operating Expenses
The following table lists details of the direct operating expenses for rental properties by type.

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Property taxes	$131,217	$100,122
Repairs and maintenance	30,849	29,006
Turnover	10,944	7,829
Property management expenses	50,154	41,404
Property insurance	8,988	7,544
Marketing and leasing	2,300	2,554
Homeowners' association (HOA) costs	13,855	9,933
Other direct expense(1)	13,629	10,697
Direct operating expenses	$261,936	$209,089
(1) Other direct expense includes property utilities and other property operating costs.